Income Taxes (Details) - Schedule of loss before income taxes ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	[1]	¥ (105,728)	$ (15,328)	¥ (121,267)	¥ (80,653)
Non-PRC [Member]
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	[1]	(61,696)	(8,945)	(87,641)	(51,328)
PRC [Member]
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	[1]	¥ (44,032)	$ (6,383)	¥ (33,626)	¥ (29,325)

[1]	Adjusted tax loss before income taxes for Non-PRC and PRC was RMB59,865 (US$8,680) and RMB32,481 (US$4,709) for the year ended December 31, 2022.